Goodwill and impairment, Reconciliations of Goodwill Balance (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of the period	$ 634	$ 659
Exchange differences	(31)	(25)
Impairment	(603)
Goodwill at ending of the period	$ 0	634	$ 659
Estimated cash flows period	3 years
Growth rate	2.50%
Pre-tax discount rate	19.50%
Impairment of assets	$ 105,172	167	$ 432
Non-Recourse SPVs [Member]
Reconciliation of changes in goodwill [abstract]
Impairment of assets	66,484
Mining Hardware [Member]
Reconciliation of changes in goodwill [abstract]
Impairment of assets	25,700
Impairment [Member]
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of the period	0
Goodwill at ending of the period	(617)	$ 0
Impairment [Member] | VIU Projections [Member]
Reconciliation of changes in goodwill [abstract]
Goodwill at ending of the period	$ 0